NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
NET INCOME PER SHARE
Schedule of basic and diluted net income per share

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income attributable to shareholders of the Company	4,285,336	6,264,314	5,989,691
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per ordinary share	320,749,805	298,012,150	266,496,992
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method	7,759,140	5,437,714	5,674,886
Weighted average ordinary shares outstanding used in computing diluted income per ordinary share	328,508,945	303,449,864	272,171,878
Basic net income per share	13.36	21.02	22.48
Diluted net income per share	13.04	20.64	22.01